Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Common stock	Treasury stock	Additional paid-in capital in excess of value assigned to common stock	Capital reserves	Regulatory reserves	Retained earnings	Other comprehensive income
Beginning balance at Dec. 31, 2020	$ 1,037,920	$ 279,980	$ (57,999)	$ 120,414	$ 95,210	$ 136,019	$ 464,088	$ 208
Profit for the year	62,697						62,697
Other comprehensive income	(11,756)							(11,756)
Issuance of restricted stock	0		1,391	(1,391)
Compensation cost - stock options and stock units plans	1,908			1,908
Exercised options and stock units vested	0		888	(888)
Repurchase of "Class E" common stock	(60,079)		(60,079)
Dividends declared	(38,900)						(38,900)
Ending balance at Dec. 31, 2021	991,790	279,980	(115,799)	120,043	95,210	136,019	487,885	(11,548)
Profit for the year	92,040						92,040
Other comprehensive income	19,673							19,673
Issuance of restricted stock	0		1,039	(1,039)
Compensation cost - stock options and stock units plans	2,157			2,157
Exercised options and stock units vested	0		663	(663)
Dividends declared	(36,313)						(36,313)
Ending balance at Dec. 31, 2022	1,069,347	279,980	(114,097)	120,498	95,210	136,019	543,612	8,125
Profit for the year	166,158						166,158
Other comprehensive income	(663)							(663)
Issuance of restricted stock	0		1,148	(1,148)
Compensation cost - stock options and stock units plans	5,471			5,471
Exercised options and stock units vested	0		2,775	(2,775)
Dividends declared	(36,489)						(36,489)
Ending balance at Dec. 31, 2023	$ 1,203,824	$ 279,980	$ (110,174)	$ 122,046	$ 95,210	$ 136,019	$ 673,281	$ 7,462